REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE RECOGNITION
Summary of noninterest income	The following table presents the Company’s sources of noninterest income for the years ended December 31, 2025 and 2024 (dollars are in thousands). Items outside the scope of ASC 606 are noted as such.

	12/31/2025	12/31/2024
Service charges on deposit accounts	$650	$672
Trust and investment services income	1,546	1,477
Gains on Sale/Servicing of Loans(a)	322	33
Debit card interchange income	783	821
Earnings on BOLI(a)	159	151
Other income	844	850
Total noninterest income	$4,304	$4,004
(a)Not within scope of ASC 606.